IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 1,023,167	$ 999,735
Canadian [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	572,347	566,329
U.S. [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 450,820	$ 433,406